Segment Information - Summary of Operating Segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information
Net revenue	R$ 1,001,710	R$ 572,837	R$ 380,981
Cost of sales	(221,130)	(117,258)	(80,745)
Gross profit	780,580	455,579	300,236
Selling expenses	(372,269)	(199,780)	(113,270)
Segment profit	408,311		186,966
General and administrative expenses	(270,558)	(191,438)	(129,754)
Other income (expenses), net	(2,258)	(6,287)	4,856
Operating profit	135,495	58,074	62,068
Finance income	45,211	72,047	36,618
Finance costs	(142,013)	(170,855)	(198,795)
Share of loss of equity-accounted investees	409	(1,800)	(792)
Income (loss) before income taxes	39,102	(42,534)	(100,901)
Income taxes expense	22,322	(33,103)	(17,985)
Net profit for the year	16,780	(9,431)	(82,916)
Total assets	4,576,280	3,161,423
Total liabilities	2,375,396	1,566,613
Other disclosures
Depreciation and amortization	127,455	48,314	19,594
Investments in associates and joint ventures	9,654	48,574	11,862
Capital expenditures	107,649	54,093	36,257
Operating segments
Segment Information
Net revenue	1,001,710	572,837	380,981
Cost of sales	(221,130)	(117,258)	(80,745)
Gross profit	780,580	455,579	300,236
Selling expenses	(372,269)		(113,270)
Segment profit	408,311		186,966
Total assets	4,596,385	3,175,693
Total liabilities	2,395,501	1,580,883
Other disclosures
Depreciation and amortization	127,455	48,314	19,594
Investments in associates and joint ventures	9,654	48,574	11,862
Capital expenditures	107,649	54,093	36,257
Operating segments | Core segments
Segment Information
Net revenue	841,145	433,372	303,031
Cost of sales	(190,893)	(97,513)	(70,903)
Gross profit	650,252	335,859	232,128
Selling expenses	(309,816)		(87,186)
Segment profit	340,436		144,942
Total assets	4,342,905	2,999,497
Total liabilities	2,316,545	1,535,695
Other disclosures
Depreciation and amortization	118,416	43,854	17,997
Investments in associates and joint ventures	9,654	48,574	11,862
Capital expenditures	95,672	45,851	28,165
Operating segments | Supplemental segments
Segment Information
Net revenue	160,565	139,465	77,950
Cost of sales	(30,237)	(19,745)	(9,842)
Gross profit	130,328	119,720	68,108
Selling expenses	(62,453)		(26,084)
Segment profit	67,875		42,024
Total assets	253,480	176,196
Total liabilities	78,956	45,188
Other disclosures
Depreciation and amortization	9,039	4,460	1,597
Capital expenditures	11,977	8,242	R$ 8,092
Elimination of intersegment amounts
Segment Information
Total assets	(20,105)	(14,270)
Total liabilities	R$ (20,105)	R$ (14,270)